Common Stock Warrants - (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Class Of Warrant Or Right [Line Items]
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share | $ / shares	$ 11.50
Common Stock Warrants Outstanding | shares	7,217,974
Public Warrants
Class Of Warrant Or Right [Line Items]
Common Stock Warrant Classification	Liability
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share | $ / shares	$ 11.50
Common Stock Warrants Outstanding | shares	3,066,651
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Common Stock Warrant Classification	Liability
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share | $ / shares	$ 11.50
Common Stock Warrants Outstanding | shares	144,666
P I P E Warrants
Class Of Warrant Or Right [Line Items]
Common Stock Warrant Classification	Liability
Common Stock Warrants Expiration Date	Aug. 12, 2026
Common stock warrants exercise price per share | $ / shares	$ 11.50
Common Stock Warrants Outstanding | shares	4,006,657